DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2012
Deferred Charges [Abstract]
Schedule Of Deferred Charges [Table Text Block]

Deferred charges for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	July 31, 2012		July 31, 2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,486,928	$1,060,337	$2,349,667	$796,518
Professional fees for leasing	313,183	138,161	324,183	127,679
Financing costs	760,671	667,436	760,671	629,829
Other	34,064	22,708	34,064	11,354
Total	$3,594,846	$1,888,642	$3,468,585	$1,565,380

Schedule Of Deferred Charges Future Amortization Expense [Table Text Block]

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2013	$345,896
2014	$290,773
2015	$241,117
2016	$188,653
2017	$145,438